FORM
13F

      INFORMATION REGUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                        SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549


           Report for the Calendar Year or Quarter Ended June 30, 2003

Name of Institutional Investment Manager:

OAK ASSOCIATES, LTD. #28-2338

Business Address:

3875 EMBASSY PARKWAY, #250 AKRON, OHIO 44333

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

JAMES D. OELSCHLAGER,                MANAGING MEMBER              (330) 668-1234


              ATTENTION --      Intentional misstatements or omissions of facts
                                constitute Federal Criminal Violations. See 18
                                U.S.C. 1001 and 15 U.S.C. 78ff(a).

                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unattended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of AKRON and State of OHIO on the 13th day of August 2003


                              JAMES D. OELSCHLAGER

                   (Manual Signature of Person Duly Authorized
                             to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE                COM              007974108    40285  2353159 SH       SOLE                  2200476

AFFYMETRIX INC COM             COM              00826t108    14841   752990 SH       SOLE                   752990

ALTRIA GROUP INC COM           COM              02209S103      641    14100 SH       SOLE                    14100

AMERICAN INT'L. GRP            COM              026874107   346107  6272319 SH       SOLE                  6148835

AMGEN INC                      COM              031162100     1062    16100 SH       SOLE                    16100

ANHEUSER-BUSCH CO INC          COM              035229103      327     6400 SH       SOLE                     6400

APPLIED BIOSYSTEMS             COM              038020103      883    46410 SH       SOLE                    46410

APPLIED MATERIALS              COM              038222105   476713 30095482 SH       SOLE                 29430461

AT ROAD INC                    COM              04648K105     1919   175700 SH       SOLE                   175700

AVALONBAY                      COM              053484101      866    20300 SH       SOLE                    20300

AVID TECHNOLOGY INC.           COM              05367P100     3381    95700 SH       SOLE                    95700

BRISTOL MYERS SQUIBB CO        COM              110122108      217     8000 SH       SOLE                     8000

BROADCOM CORP CL A             COM              111320107     3385   135870 SH       SOLE                   135870

BROCADE COMMUNICATIONS         COM              111621108   129749 21954178 SH       SOLE                 21228329


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRUKER DALTONICS, INC.         COM              116795105      406    75900 SH       SOLE                    75900

CALIPER TECHNOLOGIES, INC      COM              130876105      369    81000 SH       SOLE                    81000

CARDINAL HEALTH INC.           COM              14149Y108   239633  3726814 SH       SOLE                  3586460

CERNER CORP.                   COM              156782104     7296   320000 SH       SOLE                   320000

CHARLES SCHWAB CORP.           COM              808513105   247477 24526938 SH       SOLE                 23842048

CHECK POINT SOFTWARE           COM              M22465104    30097  1543443 SH       SOLE                  1261982

CISCO SYSTEMS                  COM              17275R102   862264 51355755 SH       SOLE                 50569775

CITIGROUP INC.                 COM              172967101   321135  7503149 SH       SOLE                  7307634

COGNIZANT TECH SOLUTIONS       COM              192446102    39683  1627025 SH       SOLE                  1626945

CONCORD COMMUNICATIONS COM     COM              206186108     2150   156000 SH       SOLE                   156000

CREE INC COM                   COM              225447101     2828   174050 SH       SOLE                   174050

DELL COMPUTER                  COM              247025109   136343  4282125 SH       SOLE                  4282125

DSP GROUP, INC.                COM              23332B106     2163    99400 SH       SOLE                    99400

EBAY INC                       COM              278642103    41757   401510 SH       SOLE                   401490

ELI LILLY & CO.                COM              532457108   192704  2794023 SH       SOLE                  2659282

EMC CORP.                      COM              268648102   342521 32714624 SH       SOLE                 31727730

EMULEX CORP                    COM              292475209    14832   651370 SH       SOLE                   651370

ERESEARCH TECHNOLOGY INC       COM              29481V108     2118    94800 SH       SOLE                    94800


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EXPRESS SCRIPTS INC.           COM              302182100    35414   517675 SH       SOLE                   513290

FIRST DATA CORP                COM              319963104    87765  2117886 SH       SOLE                  2117886

FIRSTMERIT CORP.               COM              337915102     2552   111949 SH       SOLE                   111949

FLEXTRONICS INTL LTD ORD       COM              Y2573F102    12331  1182300 SH       SOLE                  1182300

GENENTECH INC NEW              COM              368710406      433     6000 SH       SOLE                     6000

GENERAL ELECTRIC               COM              369604103     1405    48976 SH       SOLE                    48976

GENTEX CORP                    COM              371901109     1992    65000 SH       SOLE                    65000

HRPT PPTYS TR COM SH BEN INT   COM              40426W101      404    43900 SH       SOLE                    43900

INTEL CORP                     COM              458140100   136605  6564403 SH       SOLE                  6564403

INTERSIL CORP                  COM              46069S109    96757  3636115 SH       SOLE                  3346728

INTUIT INC.                    COM              461202103    11079   248400 SH       SOLE                   248400

INVITROGEN CORP COM            COM              46185R100     1231    32070 SH       SOLE                    32070

IXIA                           COM              45071R109      762   118200 SH       SOLE                   118200

JOHNSON & JOHNSON              COM              478160104     1081    20900 SH       SOLE                    20900

JP MORGAN CHASE & COMPANY      COM              46625H100     1120    32768 SH       SOLE                    32768

JUNIPER NETWORKS               COM              48203R104   270261 21672888 SH       SOLE                 20927133

LINEAR TECHNOLOGY CORP.        COM              535678106   315858  9754731 SH       SOLE                  9754731

MARVELL TECH GROUP LTD ORD     COM              G5876H105     4929   143500 SH       SOLE                   143500

MAXIM INTEGRATED PRODUCTS      COM              57772K101   300224  8804255 SH       SOLE                  8595641




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MBNA CORP.                     COM              55262L100   415458 19935597 SH       SOLE                 19530808

MBOP LIQUIDATING TR TR CTF     COM              552629206        0    10022 SH       SOLE                    10022

MCDATA CORP CL A               COM              580031201   116260  7935790 SH       SOLE                  7935685

MEDICIS PHARMACEUTICAL CORP. C COM              584690309      765    13500 SH       SOLE                    13500

MEDTRONIC INC                  COM              585055106   422488  8607336 SH       SOLE                  8604371

MICROSOFT                      COM              594918104   382698 14925858 SH       SOLE                 14623108

MOLECULAR DEVICES CORP.        COM              60851C107      425    26700 SH       SOLE                    26700

MORGAN STANLEY                 COM              617446448   224339  5247723 SH       SOLE                  5074337

NASDAQ 100 INDEX TRACKING      COM              631100104     2507    83700 SH       SOLE                    83700


NEOWARE SYS INC COM            COM              64065P102     1939   127500 SH       SOLE                   127500

NETSCREEN TECHNOLOGIES         COM              64117V107     1962    88000 SH       SOLE                    88000

NEXTEL COMMUNICATIONS INC CLAS COM              338898109    14660   811266 SH       SOLE                   811266

NOVELLUS SYS INC.              COM              670008101     9587   261575 SH       SOLE                   261575

PACKETEER INC COM              COM              695210104     4531   292700 SH       SOLE                   292700

PAYCHEX INC.                   COM              704326107    71462  2431500 SH       SOLE                  2431500

PEPSICO INC.                   COM              713448108      236     5300 SH       SOLE                     5300

PFIZER INC                     COM              717081103   395833 11591025 SH       SOLE                 11341825

PHOTON DYNAMICS INC            COM              719364101     2029    73100 SH       SOLE                    73100


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PINNACLE SYSTEMS INC.          COM              723481107      421    39300 SH       SOLE                    39300

PMC-SIERRA, INC.               COM              69344F106   184907 15723442 SH       SOLE                 15276141

PROCTER & GAMBLE CO            COM              742718109      247     2775 SH       SOLE                     2775

QLOGIC CORP COM                COM              747277101    11501   238400 SH       SOLE                   238365

QUALCOMM INC.                  COM              747525103    40421  1124690 SH       SOLE                  1124650

RUDOLPH TECHNOLOGIES COM       COM              781270103     2346   147000 SH       SOLE                   147000

SEMTECH                        COM              816850101      469    32900 SH       SOLE                    32900

SKYWORKS SOLUTIONS INC         COM              83088M102     2846   420400 SH       SOLE                   420400

STATE STREET BOSTON CORP       COM              857477103      221     5600 SH       SOLE                     5600

SYMBOL TECHNOLOGIES INC.       COM              871508107    12241   940916 SH       SOLE                   940916

TECHNE CORP COM                COM              878377100     1044    34400 SH       SOLE                    34400

TEVA PHARMACEUTICAL            COM              881624209     1257    22100 SH       SOLE                    22100

UTSTARCOM INC DEL              COM              918076100     8866   248755 SH       SOLE                   248755

VERITAS SOFTWARE CO COM        COM              923436109   481520 16707808 SH       SOLE                 16372923

WATERS CORP                    COM              941848103    11043   379090 SH       SOLE                   379090

WAYNE BANCORP INC              COM              944293109      977    32047 SH       SOLE                    32047

WEBMETHODS INC COM             COM              94768C108     6193   763600 SH       SOLE                   763600

WEBSENSE INC COM               COM              947684106     1915   122200 SH       SOLE                   122200

XILINX INC.                    COM              983919101   213916  8455186 SH       SOLE                  8151517

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
XM SATELLITE RADIO HLD CL A    COM              983759101      278    25300 SH       SOLE                    25300

YAHOO INC                      COM              984332106     8142   249000 SH       SOLE                   249000

ATMEL CORP                     COM              049513104       69    27100 SH       SOLE                    27100

JDS UNIPHASE CORP              COM              46612J101       65    18678 SH       SOLE                    18678

TRIQUINT SEMICONDUCTOR         COM              89674K103       79    19200 SH       SOLE                    19200

VITESSE SEMICONDUCTOR          COM              928497106       58    11900 SH       SOLE                    11900


                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY
                             QUARTER ENDED 06/30/03


Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                               94

Form 13F Information Table Value Total:                        7,846,576 (thousand)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report if filed, other than the manager filing this report.

No. 0

Form 13F File Number: N/A

Name: N/A